Financial risk management - Exposure to credit risk (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	¥ 9,458	¥ 8,584	¥ 10,837	¥ 7,697
Cash segregated as deposits	50,024	51,655
Crypto assets held (current assets)	124	370
Customer accounts receivable	1,422	1,086
Other financial assets	904	495
Total financial assets	61,931	62,190
Total gross carrying amount
Disclosure of credit risk exposure [line items]
Total financial assets	61,932	62,190
Impairment loss allowance
Disclosure of credit risk exposure [line items]
Total financial assets	0	0	¥ 0
Not credit-impaired
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	9,458	8,584
Cash segregated as deposits	50,024	51,655
Crypto assets held (current assets)	124	370
Customer accounts receivable	1,422	1,086
Other financial assets	904	495
Total financial assets	61,932	62,190
Not credit-impaired | Total gross carrying amount
Disclosure of credit risk exposure [line items]
Total financial assets	61,932	62,190
Not credit-impaired | Impairment loss allowance
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Credit-impaired
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	0	0
Cash segregated as deposits	0	0
Crypto assets held (current assets)	0	0
Customer accounts receivable	0	0
Other financial assets	0	0
Total financial assets	0	0
Credit-impaired | Total gross carrying amount
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Credit-impaired | Impairment loss allowance
Disclosure of credit risk exposure [line items]
Total financial assets	¥ 0	¥ 0